Property of Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - ARS ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	$ 5,978,676,491	$ 4,880,927,203
Property Plant and Equipment	5,978,676,491	4,880,927,203
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	10,217,306,449	8,376,720,986	$ 5,154,305,288
Property Plant and Equipment	10,217,306,449	8,376,720,986	5,154,305,288
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(4,238,629,958)	(3,495,793,783)	(2,630,838,060)
Property Plant and Equipment	(4,238,629,958)	(3,495,793,783)	(2,630,838,060)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	37,642,361	36,162,817
Property Plant and Equipment	37,642,361	36,162,817
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	37,642,361	36,162,817	30,126,726
Property Plant and Equipment	37,642,361	36,162,817	30,126,726
Plant and buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	790,301,574	744,839,769
Property Plant and Equipment	790,301,574	744,839,769
Plant and buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	1,759,240,206	1,652,471,388	1,549,752,475
Property Plant and Equipment	1,759,240,206	1,652,471,388	1,549,752,475
Plant and buildings [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(968,938,632)	(907,631,619)	(859,137,796)
Property Plant and Equipment	(968,938,632)	(907,631,619)	(859,137,796)
Machinery, equipment and spare parts [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	3,722,384,044	2,959,823,921
Property Plant and Equipment	3,722,384,044	2,959,823,921
Machinery, equipment and spare parts [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	5,560,329,409	4,452,919,824	2,099,981,800
Property Plant and Equipment	5,560,329,409	4,452,919,824	2,099,981,800
Machinery, equipment and spare parts [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(1,837,945,365)	(1,493,095,903)	(1,053,283,647)
Property Plant and Equipment	(1,837,945,365)	(1,493,095,903)	(1,053,283,647)
Transport and Load Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	439,139,338	287,181,987
Property Plant and Equipment	439,139,338	287,181,987
Transport and Load Vehicles [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	768,960,279	568,605,094	480,908,249
Property Plant and Equipment	768,960,279	568,605,094	480,908,249
Transport and Load Vehicles [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(329,820,941)	(281,423,107)	(241,131,264)
Property Plant and Equipment	(329,820,941)	(281,423,107)	(241,131,264)
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	16,920,388	13,810,449
Property Plant and Equipment	16,920,388	13,810,449
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	135,848,012	129,144,565	123,311,403
Property Plant and Equipment	135,848,012	129,144,565	123,311,403
Furniture and fixtures [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(118,927,624)	(115,334,116)	(110,151,232)
Property Plant and Equipment	(118,927,624)	(115,334,116)	(110,151,232)
Quarries [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	579,601,085	429,197,452
Property Plant and Equipment	579,601,085	429,197,452
Quarries [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	1,538,779,919	1,107,497,750	589,358,349
Property Plant and Equipment	1,538,779,919	1,107,497,750	589,358,349
Quarries [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(959,178,834)	(678,300,298)	(350,179,193)
Property Plant and Equipment	(959,178,834)	(678,300,298)	(350,179,193)
Tools and Devices [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	14,827,210	11,395,746
Property Plant and Equipment	14,827,210	11,395,746
Tools and Devices [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	38,645,772	31,404,486	25,140,153
Property Plant and Equipment	38,645,772	31,404,486	25,140,153
Tools and Devices [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	(23,818,562)	(20,008,740)	(16,954,928)
Property Plant and Equipment	(23,818,562)	(20,008,740)	(16,954,928)
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	377,860,491	398,515,062
Property Plant and Equipment	377,860,491	398,515,062
Work in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property Plant and Equipment	389,886,273	398,515,062	255,726,133
Property Plant and Equipment	$ 389,886,273	$ 398,515,062	$ 255,726,133